Lines of Businesses	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Lines of Businesses
Lines of business

We have an internal information system that produces performance data along product and services lines for our two principal businesses and the Other segment.

Business accounting principles

Our business data has been determined on an internal management basis of accounting, rather than the generally accepted accounting principles used for consolidated financial reporting. These measurement principles are designed so that reported results of the businesses will track their economic performance.

Business results are subject to reclassification when organizational changes are made or whenever improvements are made in the measurement principles. On July 31, 2015, BNY Mellon completed the sale of Meriten, a German-based investment management boutique. In 2015, we reclassified the results of Meriten from the Investment Management business to the Other segment. The reclassifications did not impact the consolidated results. All prior periods have been restated.

The accounting policies of the businesses are the same as those described in Note 1 of the Notes to Consolidated Financial Statements.

The primary types of revenue for our two principal businesses and the Other segment are presented below:

Business	Primary types of revenue
Investment Management
•   Investment management and performance fees from:
Mutual funds
Institutional clients
Private clients
High-net-worth individuals and families, endowments and foundations and related entities
•   Distribution and servicing fees

Investment Services
•   Asset servicing fees, including institutional trust and custody fees, broker-dealer services, global collateral services and securities lending
•   Issuer services fees, including Corporate Trust and Depositary Receipts
•   Clearing services fees, including broker-dealer services, registered investment advisor services and prime brokerage services
•   Treasury services fees, including global payment services and working capital solutions
•   Foreign exchange

Other segment	• Credit-related activities • Leasing operations • Corporate treasury activities • Derivatives business • Global markets and institutional banking services • Business exits

The results of our businesses are presented and analyzed on an internal management reporting basis:

•
Revenue amounts reflect fee and other revenue generated by each business. Fee and other revenue transferred between businesses under revenue transfer agreements is included within other revenue in each business.

•
Revenues and expenses associated with specific client bases are included in those businesses. For example, foreign exchange activity associated with clients using custody products is allocated to Investment Services.

•
Net interest revenue is allocated to businesses based on the yields on the assets and liabilities generated by each business. We employ a funds transfer pricing system that matches funds with the specific assets and liabilities of each business based on their interest sensitivity and maturity characteristics.

•	Incentive expense related to restricted stock and certain corporate overhead charges are allocated to the businesses.

•	Support and other indirect expenses are allocated to businesses based on internally-developed methodologies.

•	Recurring FDIC expense is allocated to the businesses based on average deposits generated within each business.

•	Litigation expense is generally recorded in the business in which the charge occurs.

•
Management of the investment securities portfolio is a shared service contained in the Other segment. As a result, gains and losses associated with the valuation of the securities portfolio are included in the Other segment.

•
Client deposits serve as the primary funding source for our investment securities portfolio. We typically allocate all interest revenue to the businesses generating the deposits. Accordingly, accretion related to the portion of the investment securities portfolio restructured in 2009 has been included in the results of the businesses.

•	M&I expense is a corporate level item and is recorded in the Other segment.

•
Restructuring charges recorded in 2014 relate to corporate-level initiatives and were therefore recorded in the Other segment. In the fourth quarter of 2013, restructuring charges were recorded in the businesses. Prior to the fourth quarter of 2013, restructuring charges were reported in the Other segment.

•	Balance sheet assets and liabilities and their related income or expense are specifically assigned to each business. Businesses with a net liability position have been allocated assets.

•	Goodwill and intangible assets are reflected within individual businesses.

Total revenue includes approximately $2.3 billion in 2015, $2.3 billion in 2014 and $2.3 billion in 2013 of international operations domiciled in the UK which comprised 15%, 15% and 15% of total revenue, respectively.

The following consolidating schedules show the contribution of our businesses to our overall profitability.

For the year ended Dec. 31, 2015 (dollar amounts in millions)	Investment Management		Investment Services	Other	Consolidated
Fee and other revenue	$3,600	(a)	$8,026	$474	$12,100	(a)
Net interest revenue	319		2,495	212	3,026
Total revenue	3,919	(a)	10,521	686	15,126	(a)
Provision for credit losses	—		—	160	160
Noninterest expense	2,869		7,383	543	10,795	(b)
Income (loss) before taxes	$1,050	(a)	$3,138	$(17)	$4,171	(a)(b)
Pre-tax operating margin (c)	27%		30%	N/M	28%
Average assets	$30,928		$283,886	$57,373	$372,187

(a)
Both fee and other revenue and total revenue include the net income from consolidated investment management funds of $18 million, representing $86 million of income and noncontrolling interests of $68 million. Income before taxes is net of noncontrolling interests of $68 million.

(b)	Includes a loss attributable to noncontrolling interest of $4 million related to other consolidated subsidiaries.

(c)	Income before taxes divided by total revenue.

For the year ended Dec. 31, 2014 (dollar amounts in millions)	Investment Management		Investment Services	Other	Consolidated
Fee and other revenue	$3,672	(a)	$7,719	$1,337	$12,728	(a)
Net interest revenue	274		2,339	267	2,880
Total revenue	3,946	(a)	10,058	1,604	15,608	(a)
Provision for credit losses	—		—	(48)	(48)
Noninterest expense	3,049		8,116	1,012	12,177
Income before taxes	$897	(a)	$1,942	$640	$3,479	(a)
Pre-tax operating margin (b)	23%		19%	N/M	22%
Average assets	$37,655		$266,495	$68,416	$372,566

(a)
Both fee and other revenue and total revenue include the net income from consolidated investment management funds of $79 million, representing $163 million of income and noncontrolling interests of $84 million. Income before taxes is net of noncontrolling interests of $84 million.

(b)	Income before taxes divided by total revenue.

For the year ended Dec. 31, 2013 (dollar amounts in millions)	Investment Management		Investment Services	Other	Consolidated
Fee and other revenue	$3,608	(a)	$7,640	$711	$11,959	(a)
Net interest revenue	260		2,514	235	3,009
Total revenue	3,868	(a)	10,154	946	14,968	(a)
Provision for credit losses	—		1	(36)	(35)
Noninterest expense	2,903		7,398	1,005	11,306
Income (loss) before taxes	$965	(a)	$2,755	$(23)	$3,697	(a)
Pre-tax operating margin (b)	25%		27%	N/M	25%
Average assets	$38,420		$247,431	$56,460	$342,311

(a)
Both fee and other revenue and total revenue include net income from consolidated investment management funds of $103 million, representing $183 million of income and noncontrolling interests of $80 million. Income before taxes is net of noncontrolling interests of $80 million.

(b)	Income before taxes divided by total revenue.